Earnings per unit	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per unit
Note 13.	Earnings per unit

The Company uses the two-class method in its computation of EPU. The Company’s paid and unpaid Class A units issued through subscription notes receivable are entitled to receive distributions at the same rate. Under the two-class method, the Company’s net income available to Class A unitholders is allocated between the paid and unpaid Class A units on a fully-distributed basis and reflects residual net income after amounts attributed to noncontrolling interests. In the event of a net loss, the Company determined that both paid and unpaid Class A units share in the Company’s losses, and they share in the losses using the same mechanism as the distributions. The Company also has Class B units whereby vested Class B units are subject to the hurdle of unreturned capital of Class A and a “Participation Threshold” before Class B unitholders receive distribution of profit or distribution of sales proceeds from the sale of Parent Holdings (refer to Note 12, Members’ equity). For the years ended December 31, 2025 and 2024, Class B units are participating securities for EPU calculation purposes because they may participate in undistributed earnings with Class A units. However, because the Class B unit participation is contingent on overcoming the hurdle as described above that is not objectively determinable and/or subject to management discretion, the Company does not allocate undistributed earnings to Class B unless and until the contingency occurs. Class B units are non-dilutive securities as the hurdle of unreturned capital of Class A unitholders was not met as of December 31, 2025 and 2024.

Basic and dilutive net income or loss per unit is calculated by dividing undistributed earnings allocated to paid and unpaid Class A unitholders by the weighted average member units outstanding for the respective period. The following table shows the calculation of basic and diluted earnings per unit:

	Year ended December 31,
	2025	2024
Net income attributable to Parent Holdings Class A unitholders	$11,103,226	$4,976,261
Weighted average Class A units outstanding, basic and diluted	190,942	189,924
Earnings per unit attributable to Class A unitholders, basic and diluted	$58.15	$26.20